Consolidated Statements Of Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Comprehensive Income (Loss) [Abstract]
Net unrealized holding gains (losses) on investments arising during the period, income tax provision (benefit)	$ (171,702)	$ (21,983)	$ 36,348
Reclassification adjustment for net (gains) losses included in net income (loss), income tax provision (benefit)	(245,597)	(3,146)	0
Net change in unrealized holding gains (losses) on investments, income tax provision (benefit)	(417,299)	(25,129)	36,348
Net unrealized foreign exchange gains (losses) arising during the period, income tax provision (benefit)	372	(1)	51
Reclassification adjustment for foreign exchange gains (losses) included in net income (loss), income tax provision (benefit)	0	(96)	0
Net change in unrealized foreign exchange gains (losses), income tax provision (benefit)	372	(97)	51
Net unrealized gains (losses) on derivatives arising during the period, income tax provision (benefit)	0	4	16
Reclassification adjustment for derivative gains (losses) included in net income (loss),income tax provision (benefit)	0	0	0
Net change in unrealized derivative gains (losses), income tax provision (benefit)	0	4	16
Net pension and postretirement gain (loss) arising during the period, income tax provision (benefit)	(13,919)	132	(38)
Reclassification adjustment for pension and postretirement (gains) losses included in net income (loss), income tax provision (benefit)	590	245	30
Net change in pension liability and postretirement benefits, income tax provision (benefit)	$ (13,329)	$ 377	$ (8)